1933 Act File No. 333-190007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 1	☒

LORD ABBETT RESEARCH FUND, INC.
(Exact Name of Registrant as Specified in Charter)
(800) 201-6984
(Area Code and Telephone Number)

90 Hudson Street
Jersey City, New Jersey 07302-3973
(Address of Principal Executive offices
Number, Street, City,
State, Zip Code)

Thomas R. Phillips, Vice President and Assistant Secretary
90 Hudson Street
Jersey City, New Jersey 07302-3973
(Address of Principal Executive Offices
Number, Street, City,
State, Zip Code)

It is proposed that this filing become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

TITLE OF THE SECURITIES BEING REGISTERED:

SHARES OF CAPITAL STOCK WITH PAR VALUE $.001.

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Lord Abbett Research Fund, Inc. (the “Registrant”) (1933 Act File No. 333-190007) is being filed solely for the purposes of filing the tax opinion and the definitive Plan of Reorganization in connection with the reorganization of Lord Abbett Classic Stock Fund into Lord Abbett Calibrated Dividend Growth Fund, each a series of the Registrant. Parts A and B contained in Pre- Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed with the Securities and Exchange Commission on August 19, 2013 are incorporated herein by reference. No information contained in Parts A and B of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement is being amended, deleted or suspended.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers.

The Fund shall indemnify each of its Directors, officers, employees and agents (including any individual who serves at its request as director, officer, partner, Director or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Director or as an officer, employee or agent of the Fund or the Directors, as the case may be, or thereafter, by reason of his or her being or having been such a Director, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Fund or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Fund), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Fund or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Director, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Fund or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Fund or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Directors who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Director, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Directors may make advance payments out of the assets of the Fund or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Director, officer, employee or agent shall give a written undertaking to reimburse the Fund or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Director, officer, employee or agent shall provide security for his or her undertaking, (b) the Fund shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Directors or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Director, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to Directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a Directors’ and officers’ errors and omissions liability insurance policy protecting Directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as Directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16. Exhibits

(1)	Articles of Incorporation.

(i)	Articles of Restatement dated March 17, 1998 and subsequent Articles Supplementary, Certificates of Correction and Articles of Amendment. Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2001.

(ii)	Articles Supplementary dated December 13, 2001. Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on December 27, 2001.

(iii)	Certificate of Correction for Articles Supplementary dated April 25, 2003. Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on March 31, 2004.

(iv)	Certificate of Correction for Articles of Restatement dated April 25, 2003. Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on March 31, 2004.

(v)	Certificate of Correction for Articles of Restatement dated April 25, 2003. Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(vi)	Certificate of Correction for Articles Supplementary dated April 25, 2003. Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(vii)	Articles of Amendment to Articles of Incorporation dated October 12, 2004. Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(viii)	Articles Supplementary to Articles of Incorporation dated March 10, 2005. Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(ix)	Articles Supplementary to Articles of Incorporation dated January 18, 2006. Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(x)	Articles Supplementary to Articles of Incorporation dated July 31, 2007. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed on September 12, 2007.

(xi)	Articles of Amendment dated August 30, 2007. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed on September 12, 2007.

(xii)	Articles Supplementary to Articles of Incorporation dated March 13, 2008. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed on March 31, 2008.

(xiii)	Articles of Amendment to Articles of Incorporation dated June 4, 2009. Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2010.

(xiv)	Articles of Amendment to Articles of Incorporation effective September 27, 2012. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2012.

(xv)	Articles of Amendment to Articles of Incorporation effective December 3, 2013. Filed herein.

(2)	By-Laws. Amended and Restated By-Laws dated January 1, 2013. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2013.

(3)	Voting Trust Agreement. Not applicable.

(4)	Plan of Reorganization. Filed herein.

(5)	Instruments Defining Rights of Security Holders. Not applicable.

(6)	Investment Advisory Contracts.

(i)	Management Agreement. Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on March 31, 1995.

(ii)	Addendum to Management Agreement for Lord Abbett Growth Opportunities Fund. Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on March 31, 2004.

(iii)	Addendum to Management Agreement dated October 1, 2004 for Lord Abbett Large-Cap Core Fund. Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(iv)	Addendum to Management Agreement dated December 1, 2005 for Small-Cap Value Series. Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(v)	Addendum to Management Agreement dated December 1, 2005 for Lord Abbett America’s Value Fund. Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(vi)	Addendum to Management Agreement dated as of June 10, 1992 (amended April 1, 2012) for Lord Abbett Growth Opportunities Fund. Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2012.

(vii)	Addendum to Management Agreement dated June 10, 1992 (amended April 1, 2013) for Lord Abbett Classic Stock Fund. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2013.

(viii)	Addendum to Management Agreement dated June 10, 1992 (amended April 1, 2013) for Lord Abbett Growth Opportunities Fund. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2013.

(ix)	Management Fee Waiver and Expense Limitation Agreement effective April 1, 2013 (Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Classic Stock Fund and Lord Abbett Growth Opportunities Fund). Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2013.

(x)	Addendum to Management Agreement effective October 1, 2013 for Lord Abbett Calibrated Dividend Growth Fund. Incorporated by reference to SEC Accession No. 0000930413-13-004287 on Form N-14/A filed with the Commission on August 19, 2013.

(xi)	Expense Limitation Agreement to extend through March 31, 2015 for Lord Abbett Calibrated Dividend Growth Fund. Incorporated by reference to SEC Accession No. 0000930413-13-004287 on Form N-14/A filed with the Commission on August 19, 2013.

(7)	Underwriting Contracts. Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 33 filed on March 31, 2004.

(8)	Bonus or Profit Sharing Contracts. None.

(9)	Custodian Agreements. Custodian Agreement dated November 1, 2001 (including updated Exhibit A dated as of May 1, 2013). Incorporated by reference to SEC Accession No. 0000930413-13-003881 on Form N-14 filed with the Commission on July 18, 2013.

(10)	Rule 12b-1 Plan and 18f-3 Plan.

(i)	Rule 12b-1 Plan. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Schedule A dated as of May 1, 2013 and Schedule B dated as of November 28, 2012. Incorporated by reference to SEC Accession No. 0000930413-13-003881 on Form N-14 filed with the Commission on July 18, 2013.

(ii)	Rule 18f-3 Plan. The Lord Abbett Family of Funds Amended and Restated Plan dated as of June 6, 2013 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated as of June 6, 2013. Incorporated by reference to SEC Accession No. 0000930413-13-003881 on Form N-14 filed with the Commission on July 18, 2013.

(11)	Share Opinion. Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Incorporated by reference to SEC Accession No. 0000930413-13-003881 on Form N-14 filed with the Commission on July 18, 2013.

(12)	Tax Opinion. Tax Opinion by Wilmer Cutler Pickering Hale and Dorr LLP. Filed herein.

(13)	Other Material Contracts.
(i)	Agency Agreement dated as of April 30, 2010 (including amended Schedule A dated as of May 1, 2013). Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed with the Commission on July 18, 2013.

(ii)	Amendment to Agency Agreement dated as of April 30, 2010 (amended March 15, 2011). Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2012.

(iii)	Administrative Services Agreement (including amendments #1-13). Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2009.

(iv)	Amendment #14 to the Administrative Services Agreement dated May 1, 2010 incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2011.

(v)	Amendment #15 to the Administrative Services Agreement dated October 26, 2010 incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2011.

(vi)	Amendment #16 to the Administrative Services Agreement dated November 19, 2010 incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on March 28, 2011.

(iv)	Amendment #17 to the Administrative Services Agreement dated as of April 20, 2011. Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2012.

(v)	Amendment #18 to the Administrative Services Agreement dated as of June 15, 2011. Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2012.

(vi)	Amendment #19 to the Administrative Services Agreement dated as of December 15, 2011. Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2012.

(vii)	Amendment #20 to the Administrative Services Agreement dated as of May 1, 2013. Incorporated by reference to SEC Accession No. 0000930413-13-003881 on Form N-14 filed with the Commission on July 18, 2013.

(14)	Consent of Deloitte & Touche LLP. Incorporated by reference to SEC Accession No. 0000930413-13-004287 on Form N-14/A filed with the Commission on August 19, 2013.

(15)	Not applicable.

(16)	Power of Attorney. Filed herein.

(17)	Additional Exhibits.

(i)	Proxy card. Filed as Attachment to Combined Prospectus/Proxy Statement. Incorporated by reference to SEC Accession No. 0000930413-13-004287 on Form N-14/A filed with the Commission on August 19, 2013.

(ii)	The Prospectus of the Registrant dated April 1, 2013, as supplemented on June 11, 2013, June 21, 2013, September 17, 2013, September 23, 2013, October 11, 2013, November 5, 2013, and November 7, 2013. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2013.

(iii)	The Statement of Additional Information of the Registrant pertaining to Lord Abbett Classic Stock Fund and Lord Abbett Calibrated Dividend Growth Fund, dated April 1, 2013, as supplemented on April 19, 2013, June 21, 2013, September 23, 2013, October 7, 2013, and November 7, 2013. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration

Statement on Form N-1A filed on March 27, 2013.

(iv)	The Annual Report of the Registrant pertaining to Lord Abbett Classic Stock Fund and Lord Abbett Calibrated Dividend Growth Fund for the fiscal year ended November 30, 2012. Incorporated by reference to the Report on Form N-CSR filed on February 5, 2013.

(v)	The Semi-Annual Report of the Registrant pertaining to Lord Abbett Classic Stock Fund and Lord Abbett Calibrated Dividend Growth Fund for the six-month period ended May 31, 2013. Incorporated by reference to the Report on Form N-CSR filed on August 1, 2013.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 12th day of December, 2013.

LORD ABBETT RESEARCH FUND, INC.

/s/ Thomas R. Phillips
By:	Thomas R. Phillips
Vice President and Assistant Secretary

/s/ Joan A. Binstock
By:	Joan A. Binstock
Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

E. Thayer Bigelow*	Chairman and Director	December 12, 2013
E. Thayer Bigelow

Daria L. Foster*	President, CEO and Director	December 12, 2013
Daria L. Foster

Robert B. Calhoun, Jr.*	Director	December 12, 2013
Robert B. Calhoun, Jr.

Evelyn E. Guernsey*	Director	December 12, 2013
Evelyn E. Guernsey

Julie A. Hill*	Director	December 12, 2013
Julie A. Hill

Franklin W. Hobbs*	Director	December 12, 2013
Franklin W. Hobbs

James M. McTaggart*	Director	December 12, 2013
James M. McTaggart

James L.L. Tullis*	Director	December 12, 2013
James L.L. Tullis

/s/ Thomas R. Phillips
By: Thomas R. Phillips
Attorney-in-Fact *